Cover	12 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	GREAT ELM GROUP, INC.
Entity Central Index Key	0001831096